Rule 497(e)
                                                               File No. 33-25747
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TAX EXEMPT
 PROCEEDS FUND, INC.

                                            600 Fifth Avenue, New York, NY 10020
                                                                  (212) 830-5220
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                          SUPPLEMENT DATED MAY 10, 2002
         TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 26, 2001

Effective April 9, 2002, the second paragraph under the "Counsel and Auditors"
section is replaced with the following:

          Sanville and Company, 1514 Old York Road, Abington, Pennsylvania 19001, independent auditors, have been selected as auditors for the Fund. Sanville and Company replaces Deloitte & Touche, LLP as auditors of the Fund due to Deloitte & Touche, LLP's resignation as auditors for the Fund, effective April 9, 2002.